Sun Capital Advisers Trust

Supplement dated August 16, 2005 to the Initial Class Shares Prospectus dated May 1, 2005

In the "About the Portfolio Managers"; table on page 23, the sections describing the portfolio managers for the Investment Grade Bond Fund and Money Market Fund are replaced in their entirety with the following:
Fund	Fund Manager(s)	Manager since	Positions during past five years
Investment Grade Bond Fund	Evan S. Moskovit, CFA (Lead Manager)	2002	Senior vice president, Sun Capital Advisers LLC, since 2002, and previously vice president (1999-2002). Vice president at Sun Life Financial since 2002. Joined Sun Life Financial in 1997.
	Michael A. Savage, CFA (Manager; Structured Products)	2002	Senior vice president, Sun Capital Advisers LLC, since 2002, and previously vice president (2001-2002). Assistant vice president at Sun Life Financial since 2002. Joined Sun Life Financial in 1993.
	John W. Donovan (Manager; Strategy)	2005

Senior vice president, Sun Capital Advisers LLC, since 2002, and previously vice president (2001-2002). Assistant vice president at Sun Life Financial since 2002. Joined Sun Life Financial in 2001. Prior to that, vice president and portfolio manager, Back Bay Advisors L.P. (1997-2001).

Money Market Fund	Evan S. Moskovit, CFA (Lead Manager)	2005	See above.
	John W. Donovan (Manager; Strategy)	2002	See above.

Sun Capital Advisers Trust

Supplement dated August 16, 2005 to the Service Class Shares Prospectus dated May 1, 2005

In the "About the Portfolio Managers" table on page 15, the sections describing the portfolio managers for the Investment Grade Bond Fund and Money Market Fund are replaced in their entirety with the following:
Fund	Fund Manager(s)	Manager since	Positions during past five years
Investment Grade Bond Fund	Evan S. Moskovit, CFA (Lead Manager)	2002	Senior vice president, Sun Capital Advisers LLC, since 2002, and previously vice president (1999-2002). Vice president at Sun Life Financial since 2005. Joined Sun Life Financial in 1997.
	Michael A. Savage, CFA (Manager; Structured Products)	2002	Senior vice president, Sun Capital Advisers LLC, since 2002, and previously vice president (2001-2002). Assistant vice president at Sun Life Financial since 2002. Joined Sun Life Financial in 1993.
	John W. Donovan (Manager; Strategy)	2005

Senior vice president, Sun Capital Advisers LLC, since 2002, and previously vice president (2001-2002). Assistant vice president at Sun Life Financial since 2002. Joined Sun Life Financial in 2001. Prior to that, vice president and portfolio manager, Back Bay Advisors L.P. (1997-2001).

Money Market Fund	Evan S. Moskovit, CFA (Lead Manager)	2005	See above.
	John W. Donovan (Manager; Strategy)	2002	See above.

Sun Capital Advisers Trust

Supplement dated August 16, 2005 to the

Statement of Additional Information dated May 1, 2005

Under "The Funds' Management" section, "Trustees and Officers" subsection, on page 23, the entry for Richard Gordon is deleted in its entirety.

Under the "Portfolio Managers" section:

"Other Accounts Managed by Portfolio Managers - Sun Capital" subsection, on page 35, the entry for Richard Gordon is deleted in its entirety.

The second bullet under Incentive Compensation Plans, in the subsection "Compensation - Sun Capital", on page 36, reference to Mr. Gordon is deleted in its entirety.